UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	$ 7,397	$ 0	$ 8,875	$ 60,460
Operating Expenses:
Research and development expenses	20,336	44,193	153,697	284,869
Selling, general and administrative	590,940	982,235	4,081,824	5,668,450
Depreciation and amortization	106,755	106,527	426,126	2,115,687
Impairment Loss			0	5,966,452
Total operating expenses	718,031	1,132,955	4,661,647	14,035,458
Loss from operations	(710,634)	(1,132,955)	(4,652,772)	(13,974,998)
Other (income) expenses:
Derivative Liability insufficient shares	2,033,074
...Interest income	0	256	257	1,026
Change in fair value of derivative liability	98,640	(587,077)	(765,556)	0
Income from grants from government			0	(279,981)
Amortization of debt discount	35,172	35,591	178,962	238,033
Gain on extinguishment of debt	(172,731)	(16,904)	479,573	1,587,027
Interest expense	57,839	1,522,405	1,697,455	247,792
Total other expenses (income)	2,051,994	953,759	1,590,177	2,049,311
Financing costs			0	257,466
Loss before provision of income tax	(2,762,628)	(2,086,714)	(6,242,949)	(16,024,309)
Provision for income tax	0	0	0	0
Loss before provision of income tax	(2,762,628)	(2,086,714)	(6,242,949)	(16,024,309)
NET LOSS	$ (2,762,628)	$ (2,086,714)	(6,242,949)	(16,032,305)
Loss from discontinued operations			$ 0	$ (7,996)
Basic	$ (0.01)	$ (0.01)	$ 0.04	$ 0.12
Diluted	$ (0.01)	$ (0.01)	$ 0.04	$ 0.12
Weighted average common shares outstanding - basic and diluted	214,494,489	147,163,570	165,468,263	131,539,920
Earnings per share from continuing operations
Basic			$ 0.04	$ 0.12
Diluted			0.04	0.12
Earnings per share from discontinued operations
Basic			(0.00)	(0.00)
Diluted			$ (0.00)	$ (0.00)